Share Based Compensation (Details) - Schedule of Fair Value of Each Share Option Granted to Employees		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Share Based Compensation (Details) - Schedule of Fair Value of Each Share Option Granted to Employees [Line Items]
Dividend yield	[1],[2]
Expected term (in years)	[1],[2]
Expected volatility	[1],[2]
Risk free interest rate	[1],[2]
Minimum [Member]
Share Based Compensation (Details) - Schedule of Fair Value of Each Share Option Granted to Employees [Line Items]
Dividend yield			0.00%
Expected term (in years)			3 years 2 months 12 days
Expected volatility			49.32%
Risk free interest rate			2.45%
Maximum [Member]
Share Based Compensation (Details) - Schedule of Fair Value of Each Share Option Granted to Employees [Line Items]
Dividend yield			0.00%
Expected term (in years)			4 years 8 months 12 days
Expected volatility			52.52%
Risk free interest rate			2.49%
Black Scholes Option Pricing Model [Member] | Minimum [Member]
Share Based Compensation (Details) - Schedule of Fair Value of Each Share Option Granted to Employees [Line Items]
Dividend yield			0.00%
Expected term (in years)			3 years 9 months 18 days
Expected volatility			46.30%
Risk free interest rate			0.55%
Black Scholes Option Pricing Model [Member] | Maximum [Member]
Share Based Compensation (Details) - Schedule of Fair Value of Each Share Option Granted to Employees [Line Items]
Dividend yield			0.00%
Expected term (in years)			5 years 1 month 6 days
Expected volatility			47.80%
Risk free interest rate			0.80%

[1]	Fair value of SARs as of March 31, 2023 has been taken basis the expected settlement with the EX CEO and COO.
[2]	No new grants have been made by the Company during the current year.